Intangible Assets (Acquired Intangible Assets) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 494,560
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 97,400
Weighted Average Amortization Period (Years)	15 years
Galapagos operating license
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 36,100
Weighted Average Amortization Period (Years)	16 years
Other finite-life intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 11,560
Weighted Average Amortization Period (Years)	2 years
Silversea Cruises trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 349,500